OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS.
OTHER CURRENT ASSETS

25.OTHER CURRENT ASSETS

Other current non-financial assets are as follows:

in € thousand	12/31/2024	12/31/2023
Prepaid expenses	1,899	3,667
Advance payments on inventories	1,097	1,317
Restricted cash	59	89
Total other current non-financial assets	3,054	5,073

Restricted cash refers to bank accounts that are used as securities for customer prepayments, mainly in China. Changes within the restricted cash have been disclosed within the operating cashflow.

In 2024, prepaid expenses mainly comprise prepaid expenses for insurance expenses (December 31, 2024: €1,500 thousand).

In 2023, prepaid expenses mainly consisted of transaction costs related to the business combination with Pegasus have been recognized in Equity during 2024.